SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT ESTIMATED USEFUL LIVES

Depreciation of leasehold improvements is provided using the straight-line method over the shorter of the remaining lease term or their estimated useful lives. Except for leasehold improvements, depreciation of other property and equipment are provided using the declining balance method over their estimated useful lives:

Useful life
Housing and welfare	10 years
Furniture and office equipment	5 years
Computer and software	5 years
Production facilities	5 years
Leasehold improvements	Shorter of the remaining lease terms or 5 years
Drilling and production tools	5 years
Equipment	5 years

SUMMARY OF QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS OF POST-EMPLOYMENT BENEFITS

The following table summarizes the quantitative information about the Company’s level 3 fair value measurements in the determination of the balance of the post-employment benefits, which utilize significant unobservable inputs:

Actuarial Assumption	December 31, 2021	December 31, 2020
Discount Rate	5.99% and 3.06%	5.98%
Expected Return on Plan Assets	N/A	N/A
Wage Increase Rate	7.00%	7.00%
Mortality Rate	Table Mortality Index (“TMI”) of Indonesia, TMI IV 2019	Table Mortality Index (“TMI”) of Indonesia, TMI IV 2019
Disability Rate	5% of TMI IV 2019	5% of TMI IV 2019
Normal retirement age	55 Years (All employees are assumed to retire at pension age). With work contract until May 22, 2030	58 Years (All employees are assumed to retire at pension age). With work contract until May 22, 2030

Withdrawal Rate	Age	Rate	Age	Rate
	15 – 29	6.0%	20 – 29	6.0%
	30 – 34	3.0%	30 – 39	3.0%
	35 – 39	1.8%	40 – 44	1.8%
	40 – 50	1.2%	45 – 49	1.2%
	51 – 52	0.6%	50 – 57	0.6%
	>52	0.0%	>57	0.0%

SCHEDULE OF LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS BY LEVEL WITHIN FAIR VALUE HIERARCHY

Liabilities measured at fair value on a recurring basis by level within the fair value hierarchy as of December 31, 2021 and 2020 are as follows:

		Fair value measurement at reporting date using
	As of December 31, 2021	Quoted Prices in Active Markets for Identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Provision for post-employment benefits	$115,393	$-	$-	$115,393

		Fair value measurement at reporting date using
	As of December 31, 2020	Quoted Prices in Active Markets for Identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Provision for post-employment benefits	$68,701	$-	$-	$68,701